MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND           Two World Trade Center,
                                                        New York, New York 10048

LETTER TO SHAREHOLDERS June 30, 1998

DEAR SHAREHOLDER:

As 1998 began, the financial markets were braced for a tangible impact from the implosion seen in many of the world's developing countries, as well as Japan, which comprise nearly 40 percent of the world economy. Thus far, however, falloffs in these countries and the resulting plunge in worldwide interest rates have stimulated the consumer and domestically oriented sectors in the United States. More specifically, the drop in interest rates spurred a refinancing boomlet, lowering monthly mortgage costs and leading to an acceleration in housing and retail sales. Consumer spending bounded ahead to levels not seen in a decade.

However, it also became apparent that the Asian drag manifested itself in the more internationally oriented sectors of the U.S. economy, such as manufacturing, capital goods and technology. Evidence continued to build throughout the first six months of the year that these industries in particular would bear the brunt of pricing pressure and falling unit growth. Earnings disappointments proliferated in this segment of the economy.

PERFORMANCE

For the six-month period ended June 30, l998, Morgan Stanley Dean Witter American Value Fund's Class A, B, C and D shares produced total returns of 20.17 percent, 19.86 percent, 19.70 percent and 20.28 percent, respectively. Over the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the Lipper Analytical Services, Inc. Growth Funds Index registered total returns of 17.70 percent and 15.57 percent, respectively. Performance of the Fund's share classes varies because of differing expenses.

Within the Lipper Growth Funds universe the Fund was ranked #52 out of 884 funds (top 6 percent) for the year ended June 30, 1998. For the 5 and 10 years ended June 30, 1998, the Fund was ranked #156 out of 338

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND growth funds (top 46 percent) and #33 out of 181 growth funds (top 18%), respectively. Lipper rankings are based on total return and do not include any sales charges.

POSITIONING OF THE FUND

The Fund was well-positioned for the developments of the first half of l998, with the portfolio heavily tilted toward consumer and domestically oriented industries. One area of emphasis, financial stocks, which as of June 30, 1998 represented nearly 14 percent of net assets, was characterized by bank (Wells Fargo & Co., Mellon Bank Corp.), brokerage (Merrill Lynch & Co. Inc., Paine Webber Group, Inc.) and life insurance (Equitable Companies, Inc., Travelers Group, Inc.) holdings.

Another notable area of concentration, health care, represented approximately 12 percent of net assets and included primarily drug stocks (Bristol-Myers Squibb Co., Schering-Plough Corp.), with some miscellaneous hospital- and medical device-related stocks (HBO & Co., Medtronic, Inc.).

Consumer staples represented nearly 9 percent of net assets, and included drug stores (Walgreen Co., Rite Aid Corp.), grocery stores (Safeway, Inc., Kroger Co.), and household products (Colgate-Palmolive Co., Procter & Gamble Co.).

Nearly 7 percent of the Fund's net assets was exposed to media stocks, which consisted primarily of radio (Chancellor Media Corp.), television (CBS Corp.) and cable (Viacom, Inc.) issues.

The broad consumer cyclical segments of the market combined to represent nearly 15 percent of net assets and included retail (Lowe's Companies, Inc., Costco Companies, Inc.) with some assorted automobile (Ford Motor Co., General Motors Corp.), restaurant (Starbucks Corp., McDonald's corp.) and airline (Southwest Airlines Co.) stocks.

The Fund had very limited manufacturing exposure and was underweighted in technology issues, given record pricing pressure and slowing capital spending trends.

LOOKING AHEAD

We believe that the manufacturing and capital goods sectors will increasingly slow the consumer-oriented industries as the year progresses. Corporate profitability is likely to experience increasing pressure from slower exports, an increase in cheaper imports, rising wages (two-thirds of the average company's costs) and little or no pricing flexibility. Against such a backdrop, capital spending is expected to slow further while payroll growth diminishes, potentially putting a cap on future consumer spending.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

Given this outlook, the Fund may reduce its consumer cyclical holdings over the remainder of l998, and add to more defensive industries, such as consumer staples, telecommunications and electric utilities. Interest rates may decline to new lower levels, adding stability to the stock market, particularly to those industries that may continue to deliver positive earnings growth.

We appreciate your support of Morgan Stanley Dean Witter American Value Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
             COMMON STOCKS (87.3%)
             Agriculture Related (0.3%)
   320,000   Delta & Pine Land Co. .......   $   14,240,000
                                             --------------

             Apparel & Footwear (0.2%)
   248,800   Jones Apparel Group, Inc.*...        9,096,750
                                             --------------

             Auto Related (1.4%)
   650,000   Ford Motor Co. ..............       38,350,000
   510,000   General Motors Corp. ........       34,074,375
                                             --------------
                                                 72,424,375
                                             --------------
             Banks (3.8%)
 1,602,000   Corporacion Bancaria de
              Espana S.A. (Spain).........       35,915,537
   440,000   BankBoston Corp. ............       24,475,000
 9,725,000   Credito Italiano SpA
              (Italy).....................       50,820,580
   340,000   Mellon Bank Corp. ...........       23,672,500
   120,000   Morgan (J.P.) & Co., Inc. ...       14,055,000
   255,000   NationsBank Corp. ...........       19,507,500
    67,000   Wells Fargo & Co. ...........       24,723,000
                                             --------------
                                                193,169,117
                                             --------------
             Basic Cyclicals (0.5%)
   355,000   DuPont (E.I.) de Nemours &
              Co., Inc. ..................       26,491,875
                                             --------------

             Biotechnology (0.8%)
   388,000   Centocor, Inc.*..............       14,065,000
   195,200   Genentech, Inc. (Special)*...       13,249,200
   245,000   Quintiles Transnational
              Corp.*......................       12,035,625
                                             --------------
                                                 39,349,825
                                             --------------
             Cable & Telecommunications (3.3%)
 1,600,000   Comcast Corp. (Class A
              Special)....................       64,900,000
   845,000   Cox Communications, Inc.
              (Class A)*..................       40,929,687
   716,000   Time Warner, Inc. ...........       61,173,250
                                             --------------
                                                167,002,937
                                             --------------
             Capital Goods (1.4%)
   810,000   General Electric Co. ........       73,710,000
                                             --------------

             Communications Equipment (6.5%)
   155,400   Alcatel Alsthom (France).....       31,569,832
   738,500   Alcatel Alsthom (ADR)
              (France)....................       30,047,719

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
 1,570,000   Ascend Communications,
              Inc.*.......................   $   77,715,000
   300,000   CIENA Corp.*.................       20,850,000
   600,000   Cisco Systems, Inc.*.........       55,237,500
   118,000   Glenayre Technologies,
              Inc.*.......................        1,268,500
   400,000   Loral Space & Communications
              Ltd.*.......................       11,300,000
   775,000   Lucent Technologies Inc. ....       64,470,312
   395,000   Nokia Corp. (ADR) (Class A)
              (Finland)...................       28,662,187
    92,800   Northern Telecom Ltd.
              (Canada)....................        5,266,400
   135,000   Tellabs, Inc.*...............        9,660,937
                                             --------------
                                                336,048,387
                                             --------------
             Computer Hardware (0.9%)
   500,000   Dell Computer Corp.*.........       46,375,000
                                             --------------

             Computer Software (5.5%)
   740,000   BMC Software, Inc.*..........       38,433,750
   251,000   CBT Group Public Limited Co.
              (ADR) (Ireland)*............       13,428,500
   900,000   Computer Associates
              International, Inc. ........       50,006,250
   625,000   Compuware Corp.*.............       31,914,062
   700,000   Legato Systems, Inc.*........       27,300,000
   700,000   Microsoft Corp.*.............       75,862,500
   675,000   Platinum Technology, Inc.*...       19,279,687
   158,000   Software AG Systems, Inc.*...        4,621,500
   535,000   Veritas Software Corp.*......       22,102,187
                                             --------------
                                                282,948,436
                                             --------------
             Construction (1.6%)
   400,000   Masco Corp. .................       24,200,000
 1,000,000   Maytag Corp. ................       49,375,000
   150,000   Whirlpool Corp. .............       10,312,500
                                             --------------
                                                 83,887,500
                                             --------------
             Consumer - Noncyclical (3.4%)
   544,700   Clorox Co. ..................       51,950,762
   300,000   Colgate-Palmolive Co. .......       26,400,000
    85,850   Groupe Danone (France).......       23,617,782
     5,440   Nestle S.A. (Registered)
              (Switzerland)...............       11,624,911
   245,000   Procter & Gamble Co. ........       22,310,312
   440,000   Rubbermaid, Inc. ............       14,602,500
   600,000   Seagram Co. Ltd. (Canada)....       24,562,500
                                             --------------
                                                175,068,767
                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
             Consumer Business Services (2.6%)
   235,800   Apollo Group, Inc. (Class
              A)*.........................   $    7,796,138
   520,000   Automatic Data Processing,
              Inc. .......................       37,895,000
   300,000   Gartner Group, Inc. (Class
              A)*.........................       10,481,250
   609,300   Paychex, Inc. ...............       24,752,813
   600,000   Snyder Communications,
              Inc.*.......................       26,400,000
   575,000   U.S.A. Waste Services,
              Inc.*.......................       28,390,625
                                             --------------
                                                135,715,826
                                             --------------
             Consumer Products (5.5%)
   900,600   CVS Corp. ...................       35,067,113
 1,361,000   Fred Meyer, Inc.*............       57,842,500
 1,100,000   Kroger Co.*..................       47,162,500
 1,110,000   Rite Aid Corp. ..............       41,694,375
 1,401,000   Safeway, Inc.*...............       57,003,188
 1,020,000   Walgreen Co. ................       42,138,750
                                             --------------
                                                280,908,426
                                             --------------
             Drugs (8.0%)
   500,000   ALZA Corp.*..................       21,625,000
   670,000   American Home Products
              Corp. ......................       34,672,500
   540,000   Bristol-Myers Squibb Co. ....       62,066,250
 1,280,000   Forest Laboratories, Inc.*...       45,760,000
   405,000   Lilly (Eli) & Co. ...........       26,755,313
   375,000   Merck & Co., Inc. ...........       50,156,250
   430,000   Pfizer, Inc. ................       46,735,625
   620,000   Schering-Plough Corp. .......       56,807,500
   940,000   Warner-Lambert Co. ..........       65,212,500
                                             --------------
                                                409,790,938
                                             --------------
             Energy (1.1%)
   180,000   Camco International Inc. ....       14,017,500
    84,085   Coflexip, S.A. (ADR)
              (France)....................        5,129,185
   180,000   Cooper Cameron Corp.*........        9,180,000
   600,000   Global Industries Ltd.*......       10,087,500
   200,000   Halliburton Co. .............        8,912,500
   115,000   Schlumberger Ltd. ...........        7,855,938
                                             --------------
                                                 55,182,623
                                             --------------
             Entertainment (1.1%)
 1,081,000   Electronic Arts Inc.*........       58,374,000
                                             --------------
             Financial - Miscellaneous (6.3%)
   410,000   American Express Co. ........       46,740,000
   710,000   Amvescap PLC (United
              Kingdom)....................        6,925,961

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
   328,701   Associates First Capital
              Corp. (Class A).............   $   25,268,889
   454,050   Edwards (A.G.), Inc. ........       19,382,259
   600,000   Fannie Mae...................       36,450,000
   758,700   Freddie Mac..................       35,706,319
   500,000   Hambrecht & Quist Group*.....       18,156,250
   335,000   Lehman Brothers Holdings,
              Inc. .......................       25,983,438
   441,500   Merrill Lynch & Co., Inc. ...       40,728,375
   600,000   Paine Webber Group, Inc. ....       25,725,000
   525,000   Providian Financial Corp. ...       41,245,313
                                             --------------
                                                322,311,804
                                             --------------
             Healthcare Products & Services (2.5%)
 1,344,000   HBO & Co. ...................       47,376,000
   960,000   Health Management Associates,
              Inc. (Class A)*.............       32,100,000
   400,000   Healthsouth Corp.*...........       10,675,000
 1,114,796   Total Renal Care Holdings,
              Inc.*.......................       38,460,462
                                             --------------
                                                128,611,462
                                             --------------
             Insurance (3.7%)
   700,000   Equitable Companies, Inc. ...       52,456,250
   200,000   Hartford Financial Services
              Group Inc. .................       22,875,000
   200,205   Marsh & McLennan Companies,
              Inc. .......................       12,099,890
   182,900   Nationwide Financial
              Services, Inc. (Class A)....        9,327,900
   300,000   ReliaStar Financial Corp. ...       14,400,000
   560,000   SunAmerica Inc. .............       32,165,000
   125,000   Torchmark Corp. .............        5,718,750
   640,000   Travelers Group, Inc. .......       38,800,000
                                             --------------
                                                187,842,790
                                             --------------
             Internet (4.4%)
   380,000   Amazon.com, Inc.*............       37,881,250
   685,000   America Online, Inc..........       72,610,000
   300,000   At Home Corp. (Series A)*....       14,175,000
   150,000   Inktomi Corp.*...............        5,943,750
   650,000   Intuit Inc.*.................       39,812,500
   143,100   Preview Travel, lnc.*........        4,892,231
   325,000   Yahoo! Inc.*.................       51,146,875
                                             --------------
                                                226,461,606
                                             --------------
             Media Group (6.5%)
 1,105,000   CBS Corp. ...................       35,083,750
 1,010,000   Chancellor Media Corp.*......       50,121,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
   480,000   Clear Channel Communications,
              Inc.*.......................   $   52,380,000
   438,000   Jacor Communications,
              Inc.*.......................       25,842,000
 1,205,000   News Corp., Ltd. (ADR)
              (Australia).................       38,710,625
 1,462,500   Outdoor Systems, Inc.*.......       40,950,000
   623,100   Univision Communications,
              Inc. (Class A)*.............       23,210,475
   600,000   USA Networks, Inc.*..........       15,075,000
   865,000   Viacom, Inc. (Class B)*......       50,386,250
    53,800   Young & Rubicam, Inc.*.......        1,721,600
                                             --------------
                                                333,480,950
                                             --------------
             Medical Supplies (1.7%)
   330,000   Becton, Dickinson & Co. .....       25,616,250
   230,000   Boston Scientific Corp.*.....       16,473,750
   350,900   Medtronic, Inc. .............       22,369,875
   285,300   Sofamor Danek Group, Inc.*...       24,696,281
                                             --------------
                                                 89,156,156
                                             --------------
             Restaurants (2.5%)
   766,700   Brinker International,
              Inc.*.......................       14,758,975
   495,000   Cracker Barrell Old Country
              Store, Inc. ................       15,716,250
   500,000   McDonald's Corp. ............       34,500,000
   700,000   Outback Steakhouse, Inc.*....       27,256,250
   650,000   Starbucks Corp.*.............       34,693,750
                                             --------------
                                                126,925,225
                                             --------------
             Retail (10.4%)
   362,595   Abercrombie & Fitch Co.
              (Class A)*..................       15,954,180
   401,000   Barnes & Noble, Inc.*........       15,012,438
   955,000   Costco Companies, Inc.*......       60,224,688
 1,200,000   Dayton Hudson Corp. .........       58,200,000
   150,000   Dollar General Corp. ........        5,934,375
   300,000   Dollar Tree Stores, Inc.*....       12,150,000
   700,000   Family Dollar Stores,
              Inc. .......................       12,950,000
   700,000   Gap, Inc. (The)..............       43,137,500
   200,000   Hasbro, Inc. ................        7,862,500
   645,000   Home Depot, Inc. ............       53,575,313
 2,250,000   Kmart Corp.*.................       43,312,500
 1,360,000   Limited (The), Inc. .........       45,050,000
 1,600,000   Lowe's Companies, Inc. ......       64,900,000

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
   512,500   Proffitt's, Inc.*............   $   20,692,188
 1,000,000   TJX Companies, Inc. .........       24,125,000
   810,000   Wal-Mart Stores, Inc. .......       49,207,500
                                             --------------
                                                532,288,182
                                             --------------
             Telecommunications (1.0%)
   650,000   AirTouch Communications,
              Inc.*.......................       37,984,375
    73,000   ICG Communications, Inc.*....        2,664,500
   211,500   Intermedia Communications
              Inc.*.......................        8,856,563
                                             --------------
                                                 49,505,438
                                             --------------
             Transportation (0.4%)
   760,000   Southwest Airlines Co. ......       22,515,535
                                             --------------

             TOTAL COMMON STOCKS
             (Identified Cost
             $3,613,569,234)..............    4,478,883,930
                                             --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             U.S. GOVERNMENT OBLIGATIONS
              (9.3%)
$  161,000   U.S. Treasury Strip 0.00% due
              05/15/19....................       48,747,580
   188,000   U.S. Treasury Strip 0.00% due
              11/15/19....................       55,319,000
   200,000   U.S. Treasury Strip 0.00% due
              05/15/20....................       57,160,000
   262,000   U.S. Treasury Strip 0.00% due
              02/15/21....................       71,730,360
   190,600   U.S. Treasury Strip 0.00% due
              05/15/21....................       51,446,752
   163,400   U.S. Treasury Strip 0.00% due
              08/15/21....................       43,474,204
   142,500   U.S. Treasury Bond 6.125% due
              11/15/27....................      152,541,975
                                             --------------

             TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (Identified Cost
              $467,523,889)...............      480,419,871
                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
             SHORT-TERM INVESTMENTS (3.8%)
             U.S. GOVERNMENT AGENCY (a) (3.4%)
$  177,000   Federal Home Loan Mortgage
              Corp. 5.85% due 07/01/98
              (Amortized Cost
              $177,000,000)...............      177,000,000
                                             --------------

             REPURCHASE AGREEMENT (0.4%)
    18,127   The Bank of New York 5.50%
              due 07/01/98 (dated
              06/30/98, proceeds
              $18,129,401)(b) (Identified
              Cost $18,126,632)...........       18,126,632
                                             --------------

             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $195,126,632)...  195,126,632
                                             --------------

TOTAL INVESTMENTS
(Identified Cost $4,276,219,755)
(c)................................ 100.4%   $5,154,430,433


LIABILITIES IN EXCESS OF
OTHER ASSETS........................ (0.4)      (21,075,206)
                                      ----   --------------


NET ASSETS......................... 100.0%   $5,133,355,227
                                    =====    ==============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $18,270,720 U.S. Treasury Note
     5.50% due 03/31/03 valued at $18,489,164.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $909,533,339 and the aggregate gross unrealized depreciation is $31,322,661, resulting in net unrealized appreciation of $878,210,678.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $4,276,219,755)...........................  $5,154,430,433
Receivable for:
    Shares of beneficial interest sold......................      12,815,151
    Dividends...............................................       1,594,192
    Interest................................................       1,117,505
    Foreign withholding taxes reclaimed.....................         539,649
Prepaid expenses and other assets...........................         318,255
                                                              --------------
    TOTAL ASSETS............................................   5,170,815,185
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................      22,716,294
    Shares of beneficial interest repurchased...............       8,130,738
    Plan of distribution fee................................       3,189,460
    Investment management fee...............................       2,081,111
    Distributions to shareholders...........................       1,105,084
Accrued expenses and other payables.........................         237,271
                                                              --------------
    TOTAL LIABILITIES.......................................      37,459,958
                                                              --------------
    NET ASSETS..............................................  $5,133,355,227
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $3,794,135,486
Net unrealized appreciation.................................     878,207,908
Accumulated net investment loss.............................      (4,962,481)
Accumulated undistributed net realized gain.................     465,974,314
                                                              --------------
    NET ASSETS..............................................  $5,133,355,227
                                                              ==============
CLASS A SHARES:
Net Assets..................................................     $51,570,679
Shares Outstanding (unlimited authorized, $.01 par value)...       1,502,188
    NET ASSET VALUE PER SHARE...............................          $34.33
                                                              ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........          $36.23
                                                              ==============
CLASS B SHARES:
Net Assets..................................................  $4,979,373,633
Shares Outstanding (unlimited authorized, $.01 par value)...     145,855,301
    NET ASSET VALUE PER SHARE...............................          $34.14
                                                              ==============
CLASS C SHARES:
Net Assets..................................................     $29,060,117
Shares Outstanding (unlimited authorized, $.01 par value)...         852,912
    NET ASSET VALUE PER SHARE...............................          $34.07
                                                              ==============
CLASS D SHARES:
Net Assets..................................................     $73,350,798
Shares Outstanding (unlimited authorized, $.01 par value)...       2,131,401
    NET ASSET VALUE PER SHARE...............................          $34.41
                                                              ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $541,538 foreign withholding tax).........  $ 14,685,560
Interest....................................................    11,521,603
                                                              ------------

    TOTAL INCOME............................................    26,207,163
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................        37,490
Plan of distribution fee (Class B shares)...................    17,128,054
Plan of distribution fee (Class C shares)...................        95,530
Investment management fee...................................    11,192,065
Transfer agent fees and expenses............................     2,183,305
Registration fees...........................................       170,723
Custodian fees..............................................       141,112
Shareholder reports and notices.............................       124,909
Professional fees...........................................        28,496
Trustees' fees and expenses.................................        10,056
Other.......................................................        15,874
                                                              ------------

    TOTAL EXPENSES..........................................    31,127,614
                                                              ------------

    NET INVESTMENT LOSS.....................................    (4,920,451)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   487,141,683
Net change in unrealized appreciation.......................   357,182,317
                                                              ------------

    NET GAIN................................................   844,324,000
                                                              ------------

NET INCREASE................................................  $839,403,549
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX        FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     JUNE 30, 1998    DECEMBER 31, 1997*
----------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss................................  $   (4,920,451)    $  (11,954,379)
Net realized gain..................................     487,141,683        738,335,473
Net change in unrealized appreciation..............     357,182,317        251,384,827
                                                     --------------     --------------

    NET INCREASE...................................     839,403,549        977,765,921
                                                     --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares.....................................      (1,562,807)        (1,747,209)
Class B shares.....................................    (169,191,735)      (680,450,520)
Class C shares.....................................        (951,647)        (1,454,608)
Class D shares.....................................      (2,441,072)        (6,581,680)
                                                     --------------     --------------

    TOTAL DISTRIBUTIONS............................    (174,147,261)      (690,234,017)
                                                     --------------     --------------

Net increase from transactions in shares of
 beneficial interest...............................     312,207,439        769,509,113
                                                     --------------     --------------

    NET INCREASE...................................     977,463,727      1,057,041,017

NET ASSETS:
Beginning of period................................   4,155,891,500      3,098,850,483
                                                     --------------     --------------

    END OF PERIOD
    (Including net investment losses of $4,962,481
    and $42,030, respectively).....................  $5,133,355,227     $4,155,891,500
                                                     ==============     ==============

---------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter American Value Fund (the "Fund"), formerly Dean Witter American Value Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), designated as Class B shares. The Old Shares have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion and 0.45% of the portion of daily net assets in excess of $3.5 billion but not exceeding 4.5 billion. Effective May 1, 1998, the Agreement was amended to reduce the annual rate to 0.425% of the portion of daily net assets in excess of $4.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $75,785,615 at June 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $47, $2,238,741 and $17,315, respectively and received $192,188 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998, aggregated $5,632,336,181 and $5,467,849,046, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $573,978,399 and $502,919,566, respectively.

For the six months ended June 30, 1998, the Fund incurred $6,085 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended June 30, 1998, the Fund incurred brokerage commissions of $1,068,841 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,978. At June 30, 1998, the Fund had an accrued pension liability of $42,638 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of December 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                        FOR THE                       FOR THE
                                                                     MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 1998              DECEMBER 31, 1997+*
                                                              ---------------------------   ---------------------------
                                                                      (unaudited)
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
CLASS A SHARES
Sold........................................................    1,068,848   $  34,746,336       539,039   $  17,439,944
Reinvestment of distributions...............................       45,230       1,517,920        57,321       1,665,172
Redeemed....................................................     (147,264)     (4,873,324)      (60,986)     (2,023,896)
                                                              -----------   -------------   -----------   -------------
Net increase - Class A......................................      966,814      31,390,932       535,374      17,081,220
                                                              -----------   -------------   -----------   -------------
CLASS B SHARES
Sold........................................................   16,462,197     530,585,984    26,893,089     818,085,006
Reinvestment of distributions...............................    4,799,633     160,211,773    22,224,675     644,669,591
Redeemed....................................................  (13,592,094)   (438,904,655)  (24,498,814)   (739,128,498)
                                                              -----------   -------------   -----------   -------------
Net increase - Class B......................................    7,669,736     251,893,102    24,618,950     723,626,099
                                                              -----------   -------------   -----------   -------------
CLASS C SHARES
Sold........................................................      652,679      21,176,322       387,776      12,691,589
Reinvestment of distributions...............................       27,004         899,491        46,319       1,340,948
Redeemed....................................................     (240,638)     (7,822,473)      (20,228)       (667,646)
                                                              -----------   -------------   -----------   -------------
Net increase - Class C......................................      439,045      14,253,340       413,867      13,364,891
                                                              -----------   -------------   -----------   -------------
CLASS D SHARES
Sold........................................................      492,523      15,954,274       332,349      10,839,979
Reinvestment of distributions...............................       65,618       2,207,382       208,632       6,067,022
Redeemed....................................................     (106,576)     (3,491,591)      (45,049)     (1,470,098)
                                                              -----------   -------------   -----------   -------------
Net increase - Class D......................................      451,565      14,670,065       495,932      15,436,903
                                                              -----------   -------------   -----------   -------------
Net increase in Fund........................................    9,527,160   $ 312,207,439    26,064,123   $ 769,509,113
                                                              ===========   =============   ===========   =============

---------------------
 + On July 28, 1997 1,183,904 shares representing $37,731,024 were transferred to Class D.
 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31,
                                                            MONTHS ENDED     ----------------------------------------------------
                                                           JUNE 30, 1998++   1997*++      1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.....................       $29.51         $27.01     $27.16    $21.21     $23.10     $20.93
                                                                ------         ------     ------    ------     ------     ------

Net investment income (loss).............................        (0.04)         (0.10)     (0.08)     0.01         --      (0.09)

Net realized and unrealized gain (loss)..................         5.87           8.34       2.86      8.87      (1.57)      3.94
                                                                ------         ------     ------    ------     ------     ------

Total from investment operations.........................         5.83           8.24       2.78      8.88      (1.57)      3.85
                                                                ------         ------     ------    ------     ------     ------

Less dividends and distributions from:
 Net investment income...................................           --             --      (0.01)       --         --      (0.01)
 Net realized gain.......................................        (1.20)         (5.74)     (2.92)    (2.93)     (0.32)     (1.67)
                                                                ------         ------     ------    ------     ------     ------

Total dividends and distributions........................        (1.20)         (5.74)     (2.93)    (2.93)     (0.32)     (1.68)
                                                                ------         ------     ------    ------     ------     ------

Net asset value, end of period...........................       $34.14         $29.51     $27.01    $27.16     $21.21     $23.10
                                                                ======         ======     ======    ======     ======     ======

TOTAL INVESTMENT RETURN+.................................        19.86 %(1)     31.55 %    10.53 %   42.20%     (6.75)%    18.70 %

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................         1.37 %(2)      1.46 %     1.53 %    1.61%      1.71 %     1.61 %

Net investment income (loss).............................        (0.23)%(2)     (0.34)%    (0.33)%    0.06%      0.01 %    (0.59)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions...................       $4,979         $4,078     $3,099    $2,389     $1,490     $1,218

Portfolio turnover rate..................................          125 %(1)       275 %      279 %     256%       295 %      276 %

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       JULY 28, 1997*
                                                               MONTHS ENDED           THROUGH
                                                              JUNE 30, 1998++   DECEMBER 31, 1997++
---------------------------------------------------------------------------------------------------
                                                              (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $29.59             $31.87
                                                                    ------             ------
Net investment income.......................................          0.05               0.05
Net realized and unrealized gain............................          5.89               2.32
                                                                    ------             ------
Total from investment operations............................          5.94               2.37
                                                                    ------             ------
Less distributions from net realized gain...................         (1.20)             (4.65)
                                                                    ------             ------
Net asset value, end of period..............................        $34.33             $29.59
                                                                    ======             ======
TOTAL INVESTMENT RETURN+....................................         20.17%(1)           7.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.85%(2)           0.92%(2)
Net investment income.......................................          0.32%(2)           0.38%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $51,571            $15,844
Portfolio turnover rate.....................................           125%(1)            275%

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $29.49             $31.87
                                                                    ------             ------
Net investment loss.........................................         (0.07)             (0.05)
Net realized and unrealized gain............................          5.85               2.32
                                                                    ------             ------
Total from investment operations............................          5.78               2.27
                                                                    ------             ------
Less distributions from net realized gain...................         (1.20)             (4.65)
                                                                    ------             ------
Net asset value, end of period..............................        $34.07             $29.49
                                                                    ======             ======
TOTAL INVESTMENT RETURN+....................................         19.70 %(1)          7.39 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.61 %(2)          1.66 %(2)
Net investment loss.........................................         (0.44)%(2)         (0.36)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $29,060            $12,204
Portfolio turnover rate.....................................           125 %(1)           275 %

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       JULY 28, 1997*
                                                               MONTHS ENDED           THROUGH
                                                              JUNE 30, 1998++   DECEMBER 31, 1997++
---------------------------------------------------------------------------------------------------
                                                              (unaudited)
CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................        $29.63             $31.87
                                                                    ------             ------

Net investment income.......................................          0.11               0.07

Net realized and unrealized gain............................          5.87               2.34
                                                                    ------             ------

Total from investment operations............................          5.98               2.41
                                                                    ------             ------

Less distributions from net realized gain...................         (1.20)             (4.65)
                                                                    ------             ------

Net asset value, end of period..............................        $34.41             $29.63
                                                                    ======             ======

TOTAL INVESTMENT RETURN+....................................         20.28%(1)           7.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.61%(2)           0.64%(2)

Net investment income.......................................          0.55%(2)           0.50%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $73,351            $49,772

Portfolio turnover rate.....................................           125%(1)            275%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                            MORGAN STANLEY
John R. Haire                                            DEAN WITTER
Wayne E. Hedien                                          AMERICAN
Dr. Manuel H. Johnson                                    VALUE FUND
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB                     [PHOTO]
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


SEMIANNUAL REPORT                                        JUNE 30, 1998